Thrivent Core Emerging Markets Equity Fund Investment Strategy - Thrivent Core Emerging Markets Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity and equity-related securities of companies in emerging market countries. Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”) determines which countries are considered “emerging markets” based on MSCI’s Market Classification Framework, which evaluates markets based on economic development, size and liquidity, and market accessibility. The Fund primarily invests in securities issued by companies in countries covered by the MSCI Emerging Markets Index (USD Net Returns) (the Fund’s benchmark index) but will also invest in securities of companies of emerging market countries outside of the benchmark where the Adviser finds attractive opportunities. The Fund may invest in securities denominated in various currencies. At times, the Fund may have a significant amount (i.e., 25% or more under normal market conditions) of its assets invested in a particular country or geographic region. Should the Adviser change the investments used for purposes of this 80% threshold, we will notify you at least 60 days prior to the change. The Fund may invest in derivatives or other investments whose return is based on the return of an emerging market security. The Fund expects to use these derivatives or other instruments primarily to increase or decrease exposure to a particular market, segment of the market, country, security or currency. These derivatives and other instruments may include futures, options and total return swap agreements. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market. In buying and selling securities for the Fund, the Adviser uses an active strategy. This strategy consists of a disciplined approach that involves computer-aided, quantitative analysis of fundamental, technical and risk-related factors. The Adviser’s factor model (a method of analyzing and combining multiple data sources) systematically reviews stocks, using data such as historical earnings growth and expected future growth, valuation, price momentum, and other quantitative factors to forecast return potential. Then, risk characteristics of potential investments and covariation among securities are analyzed along with the return forecasts in determining the Fund’s holdings.